Revenues (By Significant Types of Films) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stamping and Transfer Film [Member] USD ($)	Dec. 31, 2012 Stamping and Transfer Film [Member] CNY	Dec. 31, 2011 Stamping and Transfer Film [Member] CNY	Dec. 31, 2010 Stamping and Transfer Film [Member] CNY	Dec. 31, 2012 Printing Film [Member] USD ($)	Dec. 31, 2012 Printing Film [Member] CNY	Dec. 31, 2011 Printing Film [Member] CNY	Dec. 31, 2010 Printing Film [Member] CNY	Dec. 31, 2012 Metallization Film [Member] USD ($)	Dec. 31, 2012 Metallization Film [Member] CNY	Dec. 31, 2011 Metallization Film [Member] CNY	Dec. 31, 2010 Metallization Film [Member] CNY	Dec. 31, 2012 Specialty Film [Member] USD ($)	Dec. 31, 2012 Specialty Film [Member] CNY	Dec. 31, 2011 Specialty Film [Member] CNY	Dec. 31, 2010 Specialty Film [Member] CNY	Dec. 31, 2012 Base Film For Other Applications [Member] USD ($)	Dec. 31, 2012 Base Film For Other Applications [Member] CNY	Dec. 31, 2011 Base Film For Other Applications [Member] CNY	Dec. 31, 2010 Base Film For Other Applications [Member] CNY
Revenue from External Customer [Line Items]
Revenues from external customers	$ 59,849	372,866	537,645	501,458	$ 32,428	202,029	293,768	282,033	$ 6,814	42,449	55,218	76,720	$ 3,031	18,886	28,205	28,108	$ 14,853	92,536	140,491	87,956	$ 2,723	16,966	19,963	26,641
Percent of Total	100.00%	100.00%	100.00%	100.00%	54.20%	54.20%	54.60%	56.20%	11.40%	11.40%	10.30%	15.30%	5.10%	5.10%	5.30%	5.60%	24.80%	24.80%	26.10%	17.50%	4.50%	4.50%	3.70%	5.40%